Derivative financial instruments and hedging activities - Reconciliation of Components of Equity by Hedging Designation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Balance at the end of the year, Cash Flow Hedges Reserve	$ 111	$ (489)
Cash flow hedges [member] | Cash flow hedge reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	(33)	204
Balance at the end of the year, Cash Flow Hedges Reserve	2,378	2,267	$ 2,756
Cash flow hedges [member] | Cash flow hedge reserve [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	630	(40)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	196	71
Cash flow hedges [member] | Cash flow hedge reserve [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	243	413
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(81)	134
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(196)	(110)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(245)	(350)
Cash flow hedges [member] | Cash flow hedge reserve [member] | De-designated hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(403)	(811)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	117	206
Balance at the end of the year, Foreign currency translation reserves	7,613	7,128	$ 6,612
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Foreign exchange denominated debt [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(92)	(455)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Forward Foreign Exchange Contracts [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(341)	(254)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Foreign currency translation differences for foreign operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	826	1,018
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on foreign currency translation to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of losses (gains) on foreign currency translation to income	$ (25)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on net investment hedging activities to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of losses (gains) on net investment hedging activities to income		$ 1